Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

May 22, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:

Transparent Value Trust (the “Registrant”)

File Nos. 033-159992; 811-22309

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Registrant’s Prospectus and Statement of Additional Information for the Transparent Value SMID-Cap Directional Allocation Fund, effective May 19, 2014, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 19 on May 19, 2014.

Sincerely,

/s/ Armen Arus

Armen Arus

President